Summary of significant accounting policies (Details Narrative) - Intangible Assets	Jun. 30, 2025
Minimum
Property, Plant and Equipment [Line Items]
Intangible assets, useful lives	1 year
Maximum
Property, Plant and Equipment [Line Items]
Intangible assets, useful lives	10 years